Other Operating Expenses/Share-Based Payment Expenses - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Expenses [Abstract]
Advertising and promotion expenses	$ 935	$ 504	$ 52
Amortization of intangible assets	9	9	9
Bank charges	2	72	36
Depreciation of property, plant and equipment	15,455	11,712	2,824
Donation		81	327
IT related costs	465	534	275
Legal and professional fees	1,014	734	534
Premises costs	310	243	216
Travelling expenses	107	208	216
Others	2,036	1,445	1,188
Total	$ 20,333	$ 15,542	$ 5,677